Property, Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		$ 6,329
Balance at end of year		6,462		$ 6,329
Depreciated balance as of end of year		6,462		6,329
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		13,766		12,980
Additions in respect of business combinations		10
Additions		862		838
Disposals		(147)		(159)
Translation differences		(219)		107
Balance at end of year		14,272		13,766
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(7,437)		(7,011)
Additions in respect of business combinations		4
Depreciation		587		494
Impairment		14
Disposals		(125)		(121)
Translation differences		(107)		53
Balance at end of year		7,810		(7,437)
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		576		596
Land and buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,140		1,086
Additions in respect of business combinations		4
Additions		49		35
Disposals		(8)		(4)
Translation differences		(53)		23
Balance at end of year		1,132		1,140
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(544)		(512)
Additions in respect of business combinations		1
Depreciation		32		27
Impairment		0
Disposals		(6)		(1)
Translation differences		(15)		6
Balance at end of year		556		(544)
Technical equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		3,590		3,515
Technical equipment and machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		8,280		7,865
Additions in respect of business combinations		5
Additions		393		455
Disposals		(66)		(98)
Translation differences		(108)		58
Balance at end of year		8,504		8,280
Technical equipment and machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(4,765)		4,545
Additions in respect of business combinations		2
Depreciation		256		254
Impairment		14
Disposals		(60)		(68)
Translation differences		(63)		34
Balance at end of year		4,914		(4,765)
Dikes and evaporating ponds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		1,125	[1]	1,140	[2]
Dikes and evaporating ponds [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	2,025	[1]	1,834
Additions in respect of business combinations	[1]	0
Additions		137	[1]	179	[2]
Disposals		(29)	[1]	0	[2]
Translation differences		(20)	[1]	12	[2]
Balance at end of year	[1]	2,113		2,025	[2]
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[2]	(885)	[1]	(829)
Additions in respect of business combinations	[1]	0
Depreciation		148	[1]	46	[2]
Impairment	[1]	0
Disposals		(29)	[1]	0	[2]
Translation differences		(16)	[1]	10	[2]
Balance at end of year	[1]	988		(885)	[2]
Plants under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		606	[3]	523	[4]
Plants under construction [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[4]	523	[3]	518
Additions in respect of business combinations	[3]	0
Additions		98	[3]	(3)	[4]
Disposals		0	[3]	(2)	[4]
Translation differences		(15)	[3]	10	[4]
Balance at end of year	[3]	606		523	[4]
Plants under construction [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[4]	0	[3]	0
Additions in respect of business combinations	[3]	0
Depreciation		0	[3]	0	[4]
Impairment	[3]	0
Disposals		0	[3]	0	[4]
Translation differences		0	[3]	0	[4]
Balance at end of year	[3]	0		0	[4]
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		223		201
Other [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		1,219		1,144
Additions in respect of business combinations		1
Additions		88		78
Disposals		(3)		(4)
Translation differences		(6)		1
Balance at end of year		1,299		1,219
Other [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year		(1,018)		(936)
Additions in respect of business combinations		1
Depreciation		65		84
Impairment		0
Disposals		(3)		(3)
Translation differences		(5)		1
Balance at end of year		1,076		(1,018)
Right of use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciated balance as of end of year		342	[5]	354	[6]
Right of use assets [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[6]	579	[5]	533
Additions in respect of business combinations	[5]	0
Additions		97	[5]	94	[6]
Disposals		(41)	[5]	(51)	[6]
Translation differences		(17)	[5]	3	[6]
Balance at end of year	[5]	618		579	[6]
Right of use assets [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	[6]	(225)	[5]	(189)
Additions in respect of business combinations	[5]	0
Depreciation		86	[5]	83	[6]
Impairment	[5]	0
Disposals		(27)	[5]	(49)	[6]
Translation differences		(8)	[5]	2	[6]
Balance at end of year	[5]	$ 276		$ (225)	[6]

[1]	Depreciation expenses allocation in the amount of $37 million on the "Dikes and evaporating ponds" assets.
[2]	The Company conducted a useful life evaluation of Property, Plant and Equipment at its facilities in Israel. As a result, the estimated useful lives of the certain assets have been extended by 2‑5 years, effective from January 1, 2023, and the depreciation expenses has been reduced by $16 million.
[3]	The additions are presented net of items whose construction has been completed and therefore have been reclassified to other categories in “property, plant and equipment”.
[4]	The additions are presented net of items for which construction has been completed and, accordingly, were reclassified to other categories in the “property, plant and equipment” section.
[5]	The total additions were recorded against lease liabilities under IFRS 16.
[6]	The total additions were recorded against lease liabilities (IFRS 16).